Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2024
Equity [abstract]
Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss)
Amounts arising during the year, reclassification adjustments to profit or loss, and tax effects for each component of other comprehensive income (loss) are as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Items that will not be reclassified to profit or loss:

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥(17,295)	¥(2,868)	¥4,365
Tax effects	2,669	214	(2,056)
Changes in fair value of financial assets measured at fair value through OCI	¥(14,626)	¥(2,654)	¥2,309

Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥26,890	¥23,315	¥(7,172)
Tax effects	(6,107)	(5,563)	2,170
Remeasurement of defined benefit pension plans	¥20,783	¥17,752	¥(5,002)

Items that may be reclassified subsequently to profit or loss:

Exchange differences on translation of foreign operations:
Amounts arising during the year	¥558,102	¥566,683	¥956,254
Reclassification adjustments to profit or (loss)	—	—	—
Before tax effects	558,102	566,683	956,254
Tax effects	25,867	52,090	12,588
Exchange differences on translation of foreign operations	¥583,969	¥618,773	¥968,842

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥—	¥(9,118)	¥(16,150)
Reclassification adjustments to profit or (loss)	—	9,118	16,150
Before tax effects	—	—	—
Tax effects	—	—	—
Changes in fair value of financial assets measured at fair value through OCI	¥—	¥—	¥—

Cash flow hedges:
Amounts arising during the year	¥82,780	¥56,437	¥171,059
Reclassification adjustments to profit or (loss)	(79,321)	(87,337)	(137,265)
Before tax effects	3,459	(30,900)	33,794
Tax effects	(1,286)	9,449	(10,338)
Cash flow hedges	¥2,173	¥(21,451)	¥23,456

Hedging cost:
Amounts arising during the year	¥6,611	¥(21,426)	¥12,392
Reclassification adjustments to profit or (loss)	(3,071)	(3,052)	(2,024)
Before tax effects	3,540	(24,478)	10,368
Tax effects	(1,083)	7,485	(3,171)
Hedging cost	¥2,457	¥(16,993)	¥7,197

Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	¥(497)	¥(892)	¥(1,793)
Reclassification adjustments to profit or (loss)	—	—	—
Before tax effects	(497)	(892)	(1,793)
Tax effects	—	—	—
Share of other comprehensive loss of investments accounted for using the equity method	¥(497)	¥(892)	¥(1,793)
Total other comprehensive income for the year	¥594,261	¥594,535	¥995,009